SCHEDULE OF SEGMENT INFORMATION BY GEOGRAPHIC AREA (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	$ 303,102	$ 296,848
Total long-lived assets	426,007		$ 438,146
VIRGIN ISLANDS, BRITISH
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue
Total long-lived assets
MENA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	301,458	293,728
Total long-lived assets	416,276		428,353
Rest of World [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	1,644	$ 3,120
Total long-lived assets	$ 9,731		$ 9,793